COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Value	$ 486,457
Superintendencia Nacional de Aduanas y de Administración Tributaria [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Perú S.A.
Type	Forty-five letters of credit
Value	$ 228,184
Release Date	Jan. 14, 2022
Superintendencia Nacional de Aduanas y de Administración Tributaria [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Perú S.A.
Type	Four letters of credit
Value	$ 15,176
Release Date	Nov. 23, 2022
Lima Airport Partners S.R.L. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Perú S.A.
Type	Two letters of credit
Value	$ 1,150
Release Date	Nov. 30, 2022
Servicio Nacional de Aduana del Ecuador [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Ecuador S.A.
Type	Four letters of credit
Value	$ 2,130
Release Date	Aug. 05, 2022
Empresa Pública de Hidro carburos del Ecuador EP Petro ecuador [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Ecuador S.A.
Type	Four letters of credit
Value	$ 1,500
Release Date	Jun. 20, 2022
Aena Aeropuertos S.A. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Three letters of credit
Value	$ 1,237
Release Date	Nov. 15, 2022
American Alternative Insurance Corporation [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Twelve letters of credit
Value	$ 4,585
Release Date	Mar. 22, 2022
Comisión Europea [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	One letter of credit
Value	$ 9,333
Release Date	Mar. 29, 2022
BBVA [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	One letter of credit
Value	$ 4,315
Release Date	Jan. 16, 2022
JFK International Air Terminal LLC. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	One letter of credit
Value	$ 2,300
Release Date	Jan. 27, 2022
Servicio Nacional de Aduanas [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Eight letters of credit
Value	$ 2,303
Release Date	Jul. 30, 2022
Isoceles [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	One letter of credit
Value	$ 12,750
Release Date	Aug. 06, 2022
Procon [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Aéreas S.A.
Type	Two insurance policy guarantee
Value	$ 2,233
Release Date	Nov. 17, 2025
União Federal [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Aéreas S.A.
Type	Two insurance policy guarantee
Value	$ 8,250
Release Date	Feb. 04, 2025
Vara das Execuções Fiscais Estaduais Da Comarca De São Paulo. One [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 8,531
Release Date	Apr. 15, 2025
Vara das Execuções Fiscais Estaduais Da Comarca De São Paulo. Two [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 1,417
Release Date	Apr. 04, 2025
Vara das Execuções Fiscais Estaduais Da Comarca De São Paulo. Three [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 1,323
Release Date	Jul. 05, 2023
Procon Two [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Aéreas S.A.
Type	Seven insurance policy guarantee
Value	$ 9,542
Release Date	Apr. 06, 2022
17a Vara Cível da Comarca da Capital de João Pessoa/PB. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 2,247
Release Date	Jun. 25, 2023
14ª Vara Federal da Seção Judiciária de Distrito Federal [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 1,342
Release Date	May 29, 2025
Tribunal de Justição de Rio de Janeiro. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 11,198
Release Date	Aug. 30, 2026
Vara Civel Campinas SP. [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 1,577
Release Date	Jun. 14, 2024
JFK International Air Terminal LLC. Two [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 1,300
Release Date	Jan. 25, 2022
7ª Turma do Tribunal Regional Federal da 1ª Região [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 41,029
Release Date	Apr. 20, 2023
Procon Three [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 1,931
Release Date	Feb. 10, 2026
Bond Safeguard Insurance Company [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 2,700
Release Date	Jul. 20, 2022
Fundacao de Protecao e Defesa do Consumidor Procon [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Aéreas S.A.
Type	Two insurance policy guarantee
Value	$ 4,079
Release Date	Sep. 20, 2023
Uniao Federal Fazenda Nacional [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 2,251
Release Date	Nov. 16, 2025
Uniao Federal PGFN [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Aéreas S.A.
Type	Three póliza de seguro de garantía
Value	$ 17,621
Release Date	Jan. 04, 2024
Uniao Federal Fazenda Nacional Two [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Tam Linhas Aéreas S.A.
Type	One insurance policy guarantee
Value	$ 27,446
Release Date	Jul. 30, 2022
Uniao Federal Fazenda Nacional Three [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Absa Linhas Aereas Brasileira S.A.
Type	Three póliza de seguro de garantía
Value	$ 25,839
Release Date	Apr. 14, 2023
Uniao Federal PGFN One [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Absa Linhas Aereas Brasileira S.A.
Type	Two póliza de seguro de garantía
Value	$ 19,732
Release Date	Oct. 20, 2022
Tribunal de Justição de São Paulo.[Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Absa Linhas Aereas Brasileira S.A.
Type	One insurance policy guarantee
Value	$ 4,709
Release Date	Mar. 31, 2022
7ª Turma do Tribunal Regional Federal da 1ª Região [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Absa Linhas Aereas Brasileira S.A.
Type	One insurance policy guarantee
Value	$ 1,600
Release Date	May 07, 2023
Metropolitan Dade County [Member]
COMMITMENTS (Details) - Schedule of letters of credit, certificates of deposits and warranty insurance policies [Line Items]
Debtor	Latam Airlines Group S.A.
Type	Seven letters of credit
Value	$ 3,597
Release Date	Mar. 13, 2022